Property, Plant, and Equipment (Tables)	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Estimated useful lives for major classes of depreciable assets are as follows:

Asset Class	Estimated Useful Life
Machinery and equipment	3 to 20 years
Buildings and improvements	10 to 40 years
Property, plant, and equipment consists of the following:

	September 30, 2018	September 30, 2017
Machinery and equipment	$399,619	$338,056
Land and buildings	76,459	84,282
Construction in process	60,803	24,788
	536,881	447,126
Less: accumulated depreciation	(216,858)	(167,083)
	$320,023	$280,043
Depreciation expense and maintenance and repairs expense for the years ended September 30, 2018, 2017 and 2016 were as follows:

	Year Ended September 30,
	2018	2017	2016
Depreciation expense	$59,017	$53,327	$51,104
Maintenance and repair expense	23,343	21,392	22,504